UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Manalapan Oracle Capital Management LLC

Address:  1451 Route 34, Suite 302
          Farmingdale, New Jersey 07727


13F File Number: 028-13781

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nicholas Davidge
Title:  Principal
Phone:  (203) 424-0825


Signature, Place and Date of Signing:

 /s/ Nicholas Davidge          Farmingdale, New Jersey        May 13, 2011
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  80

Form 13F Information Table Value Total:  $203,684
                                        (thousands)


List of Other Included Managers:

NONE

                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2011

COLUMN 1                        COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                 TITLE                    VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP    (X1000)    PRN AMT  PRN CALL  DISCRETION  MANGRS    SOLE      SHARED  NONE
ADA ES INC                     COM             005208103    533       24,375  SH         SOLE         NONE       24,375
AMERICAN EAGLE OUTFITTERS NE   COM             02553E106   5553      349,457  SH         SOLE         NONE      349,457
ALCATEL-LUCENT                 SPONSORED ADR   013904305   2226      383,212  SH         SOLE         NONE      383,212
ALPHA NATURAL RESOURCES INC    COM             02076X102   1692       28,499  SH         SOLE         NONE       28,499
ASCENA RETAIL GROUP INC        COM             04351G101    415       12,812  SH         SOLE         NONE       12,812
ACTIVISION BLIZZARD INC        COM             00507V109   1587      144,657  SH         SOLE         NONE      144,657
BB&T CORP                      COM             054937107   5035      183,420  SH         SOLE         NONE      183,420
BRIGHAM EXPLORATION CO         COM             109178103   3261       87,705  SH         SOLE         NONE       87,705
BAKER HUGHES INC               COM             57224107    3492       47,558  SH         SOLE         NONE       47,558
BROADCOM CORP                  CL A            111320107   1190       30,226  SH         SOLE         NONE       30,226
CAMERON INTERNATIONAL CORP     COM             13342B105   1272       22,272  SH         SOLE         NONE       22,272
CALGON CARBON CORP             COM             129603106   2301      144,914  SH         SOLE         NONE      144,914
COEUR D ALENE MINES CORP IDA   COM NEW         192108504   1648       47,388  SH         SOLE         NONE       47,388
CHEMTURA CORP                  COM NEW         163893209   1169       67,968  SH         SOLE         NONE       67,968
COMERICA INC                   COM             200340107   1988       54,143  SH         SOLE         NONE       54,143
CONSOL ENERGY INC              COM             20854P109   2702       50,375  SH         SOLE         NONE       50,375
COMVERGE INC                   COM             205859101    386       82,928  SH         SOLE         NONE       82,928
CVS CAREMARK CORPORATION       COM             126650100   6478      188,747  SH         SOLE         NONE      188,747
DENBURY RES INC                COM NEW         247916208   8735      357,994  SH         SOLE         NONE      357,994
EOG RES INC                    COM             26875P101   6174       52,093  SH         SOLE         NONE       52,093
ENERGY RECOVERY INC            COM             29270J100    915      287,749  SH         SOLE         NONE      287,749
ELECTRONIC ARTS INC            COM             285512109   1730       88,596  SH         SOLE         NONE       88,596
FORD MTR CO DEL                COM PAR $0.01   345370860   5987      401,551  SH         SOLE         NONE      401,551
FAIRCHILD SEMICONDUCTOR INTL   COM             303726103   5064      278,234  SH         SOLE         NONE      278,234
FINISH LINE INC                CL A            317923100   1417       71,361  SH         SOLE         NONE       71,361
FOSTER WHEELER AG              COM             H27178104   4524      120,258  SH         SOLE         NONE      120,258
FX ENERGY INC                  COM             302695101   1786      213,588  SH         SOLE         NONE      213,588
GREAT BASIN GOLD LTD           COM             390124105   2676    1,013,720  SH         SOLE         NONE    1,013,720
GANNETT INC                    COM             364730101   5972      392,136  SH         SOLE         NONE      392,136
GENERAL ELECTRIC CO            COM             369604103   5847      291,596  SH         SOLE         NONE      291,596
GMX RES INC                    COM             38011M108   2103      340,792  SH         SOLE         NONE      340,792
GOOGLE INC                     CL A            38259P508   5647        9,624  SH         SOLE         NONE        9,624
GAMMON GOLD INC                COM             36467T106   3924      375,493  SH         SOLE         NONE      375,493
GREAT PLAINS ENERGY INC        COM             391164100   1767       88,281  SH         SOLE         NONE       88,281
HASBRO INC                     COM             418056107   1583       33,787  SH         SOLE         NONE       33,787
ENER1 INC                      COM NEW         29267A203   1458      492,489  SH         SOLE         NONE      492,489
HELIX ENERGY SOLUTIONS GRP I   COM             42330P107   2610      151,731  SH         SOLE         NONE      151,731
INTERNATIONAL COAL GRP INC N   COM             45928H106    837       74,087  SH         SOLE         NONE       74,087
ISIS PHARMACEUTICALS INC       COM             464330109   4548      503,127  SH         SOLE         NONE      503,127
JDS UNIPHASE CORP              COM PAR $0.001  46612J507    826       39,651  SH         SOLE         NONE       39,651
JPMORGAN CHASE & CO            COM             46625H100   2049       44,454  SH         SOLE         NONE       44,454
KEYCORP NEW                    COM             493267108   3669      413,181  SH         SOLE         NONE      413,181
KINROSS GOLD CORP              COM NO PAR      496902404   1587      100,751  SH         SOLE         NONE      100,751
THERMOGENESIS CORP             COM PAR $0.001  883623308    517      247,384  SH         SOLE         NONE      247,384
KOHLS CORP                     COM             500255104   3047       57,453  SH         SOLE         NONE       57,453
LOWES COS INC                  COM             548661107    961       36,366  SH         SOLE         NONE       36,366
LSI INDS INC                   COM             50216C108   1153      159,297  SH         SOLE         NONE      159,297
MACYS INC                      COM             55616P104   2078       85,635  SH         SOLE         NONE       85,635
MASTERCARD INC                 CL A            57636Q104   2395        9,515  SH         SOLE         NONE        9,515
MCDERMOTT INTL INC             COM             580037109   6497      255,877  SH         SOLE         NONE      255,877
ALLSCRIPTS HEALTHCARE SOLUTN   COM             01988P108   2328      110,911  SH         SOLE         NONE      110,911
MEDCO HEALTH SOLUTIONS INC     COM             58405U102   2118       37,705  SH         SOLE         NONE       37,705
MAXWELL TECHNOLOGIES INC       COM             577767106    694       40,114  SH         SOLE         NONE       40,114
NABORS INDUSTRIES LTD          SHS             G6359F103   4806      158,191  SH         SOLE         NONE      158,191
NACCO INDS INC                 CL A            629579103   1031        9,316  SH         SOLE         NONE        9,316
NEWFIELD EXPL CO               COM             651290108    705        9,276  SH         SOLE         NONE        9,276
NALCO HOLDING COMPANY          COM             62985Q101   8418      308,248  SH         SOLE         NONE      308,248
OWENS CORNING NEW              COM             690742101    542       15,064  SH         SOLE         NONE       15,064
OFFICE DEPOT INC               COM             676220106    730      157,768  SH         SOLE         NONE      157,768
OFFICEMAX INC DEL              COM             67622P101    259       20,000  SH         SOLE         NONE       20,000
OLD REP INTL CORP              COM             680223104    915       72,133  SH         SOLE         NONE       72,133
PEPSICO INC                    COM             713448108   4124       64,032  SH         SOLE         NONE       64,032
PROCTER & GAMBLE CO            COM             742718109   1552       25,187  SH         SOLE         NONE       25,187
PHILLIPS VAN HEUSEN CORP       COM             718592108   1505       23,138  SH         SOLE         NONE       23,138
REX ENERGY CORPORATION         COM             761565100   2325      199,735  SH         SOLE         NONE      199,735
RF MICRODEVICES INC            COM             749941100   1342      209,403  SH         SOLE         NONE      209,403
ROYAL GOLD INC                 COM             780287108   2005       38,256  SH         SOLE         NONE       38,256
RANGE RES CORP                 COM             75281A109   1608       27,513  SH         SOLE         NONE       27,513
RUBY TUESDAY INC               COM             781182100   4480      341,690  SH         SOLE         NONE      341,690
RUTHS HOSPITALITY GROUP INC    COM             783332109   1217      235,782  SH         SOLE         NONE      235,782
SPRINT NEXTEL CORP             COM SER 1       852061100    842      181,372  SH         SOLE         NONE      181,372
SKECHERS U S A INC             CL A            830566105   1105       53,816  SH         SOLE         NONE       53,816
SM ENERGY CO                   COM             78454L100   5300       71,444  SH         SOLE         NONE       71,444
SYNOVUS FINL CORP              COM             87161C105    774      322,586  SH         SOLE         NONE      322,586
TASEKO MINES LTD               COM             876511106   1163      196,112  SH         SOLE         NONE      196,112
TIME WARNER INC                COM NEW         887317303   3411       95,554  SH         SOLE         NONE       95,554
UNIFY CORP                     COM NEW         904743200    357      129,884  SH         SOLE         NONE      129,884
UQM TECHNOLOGIES INC           COM             903213106   1003      336,538  SH         SOLE         NONE      336,538
VICAL INC                      COM             925602104    615      207,867  SH         SOLE         NONE      207,867
WEATHERFORD INTERNATIONAL LT   REG SHS         H27013103   3399      150,415  SH         SOLE         NONE      150,415

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